Earnings Per Share ("EPS") - Additional Information (Detail) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended				32 Months Ended
	May 12, 2010	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Previous Ratio of ADS-to-Class A Ordinary Share	one ADS for one share
Current Ratio of ADS-to-Class A Ordinary Share						ten ADSs for one share
The split whose effect is the same with the entity's change of the ADS to Class A ordinary share ratio					ten-for-one ADS split
Accretion of redeemable noncontrolling interests		$ 3,554	22,143	0	0